Income Taxes - Schedule of Components of the Provision For Income Taxes (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Federal
Current					$ 1,177,463	$ 823,991
Deferred					(298,330)	(388,575)
State
Current					0	0
Deferred					0	0
Change in valuation allowance					298,330	388,575
Income tax provision	$ 26,173	$ 317,643	$ 30,313	$ 997,641	$ 1,177,463	$ 823,991